SHARE OPTIONS	12 Months Ended
Dec. 31, 2013
SHARE OPTIONS
SHARE OPTIONS

13.          SHARE OPTIONS

On October 27, 2008, the Company adopted the 2008 Share Incentive Option Plan (“2008 Plan”) for the granting of share options to employees to reward them for services provided to the Company and to provide incentives for future services. Pursuant to the 2008 Plan, total shares that the 2008 Plan was authorized to grant were 4,444,444 shares. The majority of the options will vest over four years where 25% of the options will vest at the end of the first year after the grant date through the fourth year. The share options expire 10 years from the date of grant.

In 2011, the Company granted 357,000, 8,000 and 119,000 share options under the 2008 Plan to employees at exercise prices of $4.25, $0.96 and $4.29 per share, respectively. These share options vest over a period ranged from three to four years.

In 2013, the Company granted 307,250 share options under the 2008 Plan to employees at exercise price of $4.75 per share. These share options vest over a period ranged from three to four years.

The fair value of each option granted was estimated on the date of grant using binomial option pricing model with the following assumptions during the applicable periods:

	2011	2013

Risk-free interest rate	3.86% - 4.05%	3.06%-3.83%
Exercise multiple	2	2-2.8
Expected volatility	58% - 61%	56%-60%
Expected dividend yield	0%	0%
Fair value of ordinary shares	$4.02 - $4.03	$4.75-$4.97

(1)                                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the contractual term of the options.

(2)                                 Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(3)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(4)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(5)                                 Fair value of underlying ordinary shares

Before the Company’s IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation. When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the result of the third-party appraisals prepared by independent valuation firms, and equity transactions of the Company.

After the Company’s IPO, the fair value of the underlying ordinary shares is estimated based on the closing market price of the ADS of the Company as of the grant date.

A summary of the stock option activity under the 2008 Plan as of December 31, 2013, and changes during the year then ended is presented below:

			Weighted average	Weighted average
		Weighted average	fair value per	intrinsic value
		exercise price	option at	per option at
	Options granted	per option	grant date	grant date

Outstanding at January 1, 2013	1,778,250	$1.12
Granted	307,250	$4.75	$2.45	$—
Exercised	(363,400)	$0.65	$0.29	$0.12
Forfeited	(159,250)	$3.46	$1.61	$0.12
Outstanding at December 31, 2013	1,562,850	$1.71

The following table summarizes information regarding the share options granted as of December 31, 2013:

	As of December 31, 2013
			Weighted-
		Weighted-	average remaining
		average exercise	contractual	Aggregate
	Options Number	price	life (years)	intrinsic value

Options
Outstanding	1,562,850	$1.71	6.55	$3,892
Exercisable	945,663	$0.19	5.40	$3,627
Expected to vest	524,609	$4.03	8.31	$226

The total intrinsic value of options exercised during the years ended December 31, 2011, 2012 and 2013 were nil, nil, and $1,235, respectively.

The weighted average grant date fair value of options granted during the years ended December 31, 2011 and 2013 was $1.96 and $2.45 per share, respectively. There were no options granted during the year ended December 31, 2012.

For the years ended December 31, 2011, 2012 and 2013, the Group recorded share-based compensation expense of $191, $216 and $280  related to the options under the 2008 Plan, respectively. As of December 31, 2013, there was $657 of unrecognized compensation cost related to the options, which is expected to be recognized over a weighted-average period of 2.98 years.